Note 12 - Related party transactions	12 Months Ended
Jul. 31, 2012
Related Party Transactions [Abstract]
Note 12 - Related party transactions

Note 12 – Related party transactions:

During the fiscal year ended July 31, 2012, Mr. Rick Walchuk, a Director of the Company advanced funds in the amount of $23,050 for the Company’s operations. As at July 31, 2011 the Company owed Mr. Walchuk an amount totaling $58,179 (2011 – $35,129), which is included on the Company’s balance sheet as loans payable – related party. On July 31, 2008, the Board of Directors approved a series of promissory notes in respect of funds advanced by Mr. Walchuk for operations bearing interest at 5% per annum. As a result of the agreements, the Company has accrued interest expenses totaling in the amount of $3,378 (2011 - $822) in respect of amounts advanced to the close of the fiscal year, which amount on the Company’s balance sheet as Accounts payable – related party.

During the fiscal year ended July 31, 2012, the Company accrued management fees totaling $96,000 ($96,000 – 2011) to two directors of the Company, being Rick Walchuk and Michael Soursos. The Company did not make any cash payments to either director, leaving an amount of $325,000 owing to Mr. Walchuk and an amount of $72,000 owing to Mr. Soursos on the Company’s balance sheet as Accounts payable – related party.

During fiscal year ended July 31, 2010 the Company accrued invoices for services totaling $10,882 (2009 - $34,798) from a Company for which a former director acts as a consultant. The Company did not make any cash payments. The total amount of $77,415 is included on the Company’s balance sheet as Accounts payable – related party.